Taxes (Details 7) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets, other taxes	$ 1,142	$ 1,183
Non-current assets, other taxes	3,778	3,261
Current liabilities, other taxes	3,048	4,001
Non-current liabilities, other taxes	293	142
Country of domicile [member] | Current deferredi cms vat [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	716	665
Non-current assets, other taxes	473	379
Current liabilities, other taxes	699	995
Country of domicile [member] | Current deferredi cms vat one [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	378	418
Non-current assets, other taxes	2,362	2,030
Current liabilities, other taxes	28	499
Non-current liabilities, other taxes	89	45
Country of domicile [member] | Claim to recover pis and cofins [member] [member]
IfrsStatementLineItems [Line Items]
Non-current assets, other taxes	657	594
Country of domicile [member] | C i d e [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1	6
Current liabilities, other taxes	5	42
Country of domicile [member] | Production taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	1,996	2,147
Non-current liabilities, other taxes	114	21
Country of domicile [member] | Withholding income taxes [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	149	86
Country of domicile [member] | Tax settlement program [member]
IfrsStatementLineItems [Line Items]
Current liabilities, other taxes	9	67
Non-current liabilities, other taxes	7	6
Country of domicile [member] | Others [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	40	48
Non-current assets, other taxes	273	249
Current liabilities, other taxes	143	142
Non-current liabilities, other taxes	83	70
B r [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	1,135
Brazil [Member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes		1,137
Non-current assets, other taxes	3,765	3,252
Current liabilities, other taxes	3,029	3,978
Non-current liabilities, other taxes	293	142
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets, other taxes	7	46
Non-current assets, other taxes	13	9
Current liabilities, other taxes	$ 19	$ 23